Investment in associates - Schedule of impairment loss and recoverability test of investments in affiliates with significant influence (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Recoverable value	R$ 1,721,308	R$ 10,678,566
Impairment in associate		R$ (4,672,396)